Borrowing Arrangements	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowing Arrangements
Note 10. Borrowing Arrangements
The Company’s outstanding debt obligations consisted of the following:

	December 31,
	2021	2020
Dutch Landlord Loan	$—	$163
Term Loan	—	3,423
Convertible Promissory Notes	—	5,000
PPP Loan	—	1,982

	—	10,568
Less: current portion	—	(8,332)

Long-term debt	$—	$2,236

Dutch Landlord Loan
On May 12, 2014, the Company entered into a loan agreement with its landlord at the Eindhoven factory (the “Dutch Landlord Loan”) to advance €242 to finance leasehold improvements. The Dutch Landlord Loan is unsecured and required interest-only payments until September 30, 2016, followed by monthly payments of principal and interest. Interest accrues at 8.50% per annum through the maturity date on September 30, 2024. The Dutch Landlord Loan was repaid in full during the year ended December 31, 2021.
For the years ended December 31, 2021 and 2020, interest expense totaled $17 and $19, respectively.
Term Loan
On October 29, 2018, the Company entered into a loan and security agreement (the “Term Loan”) for the principal sum of $5,000 with a maturity date of October 29, 2022. The Term Loan required interest-only payments until October 29, 2019, followed by monthly payments of principal and interest. Interest was payable at a rate equal to the prime rate, plus 0.25% per annum. As of December 31, 2020, the interest rate was 3.50%. In connection with the Term Loan, the bank was due a $75 fee in the event of a liquidity event valuing the Company above a certain threshold. At the Closing of the Business Combination, the Company repaid and terminated the Term Loan in full.
For the years ended December 31, 2021 and 2020, interest expense related to the Term Loan totaled $60 and $162, respectively.
Convertible Promissory Notes
On June 19, 2019, the Company entered into note purchase agreements (the “Convertible Promissory Notes”) with certain stockholders of Legacy Shapeways for the aggregate principal sum of $5,000. The Convertible Promissory Notes bore interest at a rate of 8% per annum with all principal and interest due on or before the earlier of (i) December 19, 2020; and (ii) the closing of a Qualified Equity Financing, as defined below. The Convertible Promissory Notes are automatically converted into conversion shares upon the closing of a Qualified Equity Financing. Qualified Equity Financing is defined as the next sale by the Company of preferred stock following the date of the Convertible Promissory Notes on or prior to the maturity date with the principal purpose of raising capital. In the event there is a non-Qualified
Equity Financing, the outstanding principal and unpaid accrued interest of each note may be converted, at the written election of the holders of the Convertible Promissory Notes, into conversion shares.
Non-Qualified
Equity Financing shall mean the next sale by the Company of its equity following the date of the Convertible Promissory Notes on or prior to the maturity date with the principal purpose of raising capital which is not a Qualified Equity Financing. If the next equity financing or a corporate transaction has not occurred on or before the maturity date of the Convertible Promissory Notes, the principal and unpaid accrued interest of each outstanding note may be converted, at the written election of each holder of the Convertible Promissory Notes, into conversion shares on the date of such written election. The number of conversion shares to be issued upon conversion shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due on a Convertible Promissory Note to be converted on the date of the conversion by (ii) the Conversion Price. The conversion price is defined as the Discounted Conversion Price, which is 70% of the next equity price per share. The Convertible Promissory Notes are subordinated in right of payment to all indebtedness of the Company arising under the Term Loan. At inception, the terms of the notes gave rise to a contingent beneficial conversion feature.
On December 14, 2020, the Company executed an amendment to the Convertible Promissory Notes that extended the maturity date to August 10, 2021. All other relevant terms and conditions of the Convertible Promissory Notes remained binding.
Immediately prior to the completion of the Business Combination, the Convertible Promissory Notes in the aggregate principal amount of $5,000 were converted into 1,434,391 shares of common stock of Legacy

Shapeways (1,189,558 shares of Common Stock post Business Combination), and the related unpaid and accrued interest totaling $913 were converted into 261,884 shares of common stock of Legacy Shapeways (217,183 shares of Common Stock post Business Combination).
For the years ended December 31, 2021 and 2020, interest expense related to the Convertible Promissory Notes totaled $309 and $400, respectively.
Paycheck Protection Program Loan
On May 4, 2020, the Company received an unsecured loan of $1,982 under the Paycheck Protection Program (the “PPP Loan” or “PPP”). The PPP was established under the recently enacted CARES Act and is administered by the U.S. Small Business Administration. On May 4, 2020, the Company entered into a promissory note with Pacific Western Bank evidencing the unsecured PPP Loan.
The PPP Loan had a maturity date of May 4, 2022 and accrued interest at an annual rate of 1.00%. Interest expense totaled $18 for the year ended December 31, 2021. There was no interest expense incurred for the year ended December 31, 2020.
The CARES Act and the PPP provide a mechanism for forgiveness of up to the full amount borrowed. Under the PPP, the Company applied for and was granted forgiveness for all of the PPP Loan.
As of December 31, 2021, the full principal and interest amount of $2,000 of the PPP Loan was forgiven and recorded in other income on the consolidated statement of operations and comprehensive loss. The Company is evaluating whether to repay the loan. If repaid, the Company will reverse the previously recognized gain on debt forgiveness.